Segment disclosures	12 Months Ended
Jun. 30, 2022
Segment disclosures
Segment disclosures

19.Segment disclosures

The Company operates in one operating segment; development, manufacturing, distribution and support of voice and data connectivity components for software-based communication applications. The majority of the Company’s assets are located in Canada and the United States of America (“USA”). The Company sells into three major geographic centers: USA, Canada and other foreign countries. The Company has determined that it has a single reportable segment as the Company’s decision makers review information on a consolidated basis.

Revenues for group of similar products and services can be summarized years ended June 30, 2022 and 2021 as follows:

	2022	2021
	$	$

Products	65,742	50,082
Services	158,610	81,301
Total revenues	224,352	131,383

19.Segment disclosures (continued)

The sales, in US dollars, in each of these geographic locations for the years ended June 30, 2022 and 2021 as follows:

	2022	2021
	$	$

USA	202,886	109,700
Canada	5,334	3,844
All other countries	16,132	17,839
Total revenues	224,352	131,383

The non-current assets, in US dollars, in each of the geographic locations as at June 30, 2022, June 30, 2021 and July 1, 2020 are below:

	June 30,	June 30,	July 1,
	2022	2021	2020
	$	$	$

Canada	7,000	6,715	5,515
USA	430,525	480,283	83,696
Total non-current assets	437,525	486,998	89,211